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Schedule of Investments
(unaudited)
Templeton Global Dynamic Income Fund 2
Notes to Schedule of Investments 10

Templeton Global Investment Trust
Schedule of Investments (unaudited), March 31, 2026
Templeton Global Dynamic Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 41.8%
Australia 1.3%
Rio Tinto Ltd. ................... Metals & Mining 34,822 $ 3,956,253
China 1.8%
JD.com, Inc. , ADR ................ Broadline Retail 120,117 3,551,860
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 1,652,000 1,986,880
5,538,740
Denmark 1.1%
Novo Nordisk A/S , B .............. Pharmaceuticals 91,920 3,363,766
France 3.4%
BNP Paribas SA ................. Banks 27,583 2,627,656
Carrefour SA .................... Consumer Staples Distribution & Retail 253,721 4,697,862
Kering SA ...................... Textiles, Apparel & Luxury Goods 11,313 3,435,346
10,760,864
Germany 4.5%
Daimler Truck Holding AG .......... Machinery 112,213 5,526,020
Deutsche Post AG ................ Air Freight & Logistics 83,479 4,399,922
Mercedes-Benz Group AG ......... Automobiles 40,549 2,492,259
Siemens AG .................... Industrial Conglomerates 7,650 1,863,801
14,282,002
Hong Kong 0.7%
Link REIT ...................... Retail REITs 473,100 2,192,731
Japan 1.4%
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 8,200 2,037,298
Toyota Motor Corp. ............... Automobiles 119,400 2,482,009
4,519,307
Netherlands 0.9%
ING Groep NV .................. Banks 104,216 2,705,101
South Korea 0.9%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 25,169 2,943,801
Taiwan 1.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 98,300 5,685,134
United Kingdom 5.9%
AstraZeneca plc ................. Pharmaceuticals 24,072 4,707,039
Diageo plc ..................... Beverages 168,056 3,125,373
a
HSBC Holdings plc , ADR .......... Banks 40,600 3,349,094
Imperial Brands plc ............... Tobacco 88,152 3,574,371
Persimmon plc .................. Household Durables 119,341 1,703,641
Unilever plc ..................... Personal Care Products 40,527 2,224,908
18,684,426
United States 18.1%
AT&T, Inc. ...................... Diversified Telecommunication Services 134,380 3,895,676
BP plc ......................... Oil, Gas & Consumable Fuels 1,140,471 8,926,242
ConocoPhillips .................. Oil, Gas & Consumable Fuels 33,045 4,361,940
Delta Air Lines, Inc. ............... Passenger Airlines 54,096 3,596,302
b
ICON plc ....................... Life Sciences Tools & Services 16,700 1,848,022
KeyCorp ....................... Banks 179,319 3,595,346
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 61,344 3,240,190
PepsiCo, Inc. ................... Beverages 22,951 3,564,061

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
PNC Financial Services Group, Inc.
(The) ........................ Banks 10,799 $ 2,247,164
Progressive Corp. (The) ........... Insurance 18,592 3,685,678
Rayonier, Inc. ................... Specialized REITs 133,616 2,755,162
Salesforce, Inc. .................. Software 9,504 1,774,112
Sanofi SA ...................... Pharmaceuticals 49,542 4,784,262
Smurfit Westrock plc .............. Containers & Packaging 108,900 4,339,665
United Parcel Service, Inc. , B ....... Air Freight & Logistics 46,568 4,581,360
57,195,182
Total Common Stocks (Cost $ 112,471,554 ) .....................................
131,827,307
a
Equity-Linked Securities 14.7%
Germany 1.4%
c
BNP Paribas Issuance BV into adidas
AG , 144A, 8.11% , 10/21/26 ....... Textiles, Apparel & Luxury Goods 18,639 2,637,266
c
BNP Paribas Issuance BV into Infineon
Technologies AG , 144A, 10% , 3/15/27 Semiconductors & Semiconductor Equipment 42,682 1,682,862
4,320,128
United States 13.3%
c
BNP Paribas Issuance BV into CNH
Industrial NV , 144A, 8.18% , 9/01/26 . Machinery 352,379 3,806,958
c
Goldman Sachs Bank USA Holdings
LLC into DuPont de Nemours, Inc. ,
144A, 9.29% , 9/01/26 ............ Chemicals 56,702 4,581,084
c
Goldman Sachs Bank USA Holdings
LLC into UnitedHealth Group, Inc. ,
144A, 17.4% , 9/01/26 ............ Health Care Providers & Services 13,809 3,806,115
c
Goldman Sachs Bank USA into Hewlett
Packard Enterprise Co. , 144A, 9.63% ,
9/01/26 ...................... Technology Hardware, Storage & Peripherals 194,160 4,355,675
c
Merrill Lynch BV into Moelis & Co. ,
144A, 10% , 3/15/27 ............. Capital Markets 3,153 1,728,984
c
Royal Bank of Canada into Autodesk,
Inc. , 144A, 10% , 9/02/26 ......... Software 11,840 2,842,287
c
Royal Bank of Canada into BlackLine,
Inc. , 144A, 11.85% , 10/21/26 ...... Software 28,290 2,511,005
c
Royal Bank of Canada into ICON plc ,
144A, 10% , 9/23/26 ............. Life Sciences Tools & Services 27,317 2,910,373
c
Royal Bank of Canada into Netflix, Inc. ,
144A, 15% , 9/02/26 ............. Entertainment 40,414 3,882,617
c
Wells Fargo Bank NA into Dell
Technologies, Inc. , 144A, 15% ,
9/11/26 ...................... Technology Hardware, Storage & Peripherals 27,219 4,191,057
c
Wells Fargo Bank NA into Intuit, Inc. ,
144A, 15% , 2/26/27 ............. Software 12,598 5,001,352
c
Wells Fargo Bank NA into Lithia Motors,
Inc. , 144A, 10% , 2/26/27 ......... Specialty Retail 9,595 2,499,843
42,117,350
Total Equity-Linked Securities (Cost $ 48,824,758 ) ...............................
46,437,478

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
c ,d ,e
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
c ,d ,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 34.7%
Brazil 1.9%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 14,437,000 BRL 2,438,317
10% , 1/01/33 .................. 22,573,000 BRL 3,663,634
6,101,951
Cameroon 0.9%
c
Cameroon Government Bond , Senior
Bond , 144A, 5.95% , 7/07/32 ....... 2,890,000 EUR 2,889,198
Colombia 3.4%
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 2,916,300,000 COP 786,797
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,308,753
B , 6.25% , 7/09/36 .............. 15,617,200,000 COP 2,715,875
B , 9.25% , 5/28/42 .............. 29,016,500,000 COP 5,977,994
10,789,419
Dominican Republic 1.5%
c
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,732,199
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 705,584
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,207,160
4,644,943
Ecuador 1.7%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 5,935,000 5,241,673
Egypt 1.0%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 1,873,952
c
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 905,773
c
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 388,733
3,168,458
El Salvador 0.0%
†
c
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 25,000 24,508

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Gabon 1.2%
c
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 2,520,000 $ 2,110,846
Senior Bond , 144A, 7% , 11/24/31 ... 2,160,000 1,788,533
3,899,379
Ghana 0.6%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 2,732,549 GHS 247,633
8.5% , 2/15/28 ................. 2,551,803 GHS 225,400
8.65% , 2/13/29 ................ 3,547,677 GHS 309,474
9.1% , 2/10/32 ................. 3,568,500 GHS 282,913
9.25% , 2/08/33 ................ 1,008,262 GHS 78,344
9.55% , 2/06/35 ................ 1,044,443 GHS 82,601
9.85% , 2/03/37 ................ 854,847 GHS 66,153
c
Senior Bond , 144A, 5% , 7/03/35 .... 290,000 248,074
c
Senior Bond , 144A, 1.5% , 1/03/37 .. 910,000 477,703
2,018,295
Greece 0.4%
c
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 514,000 EUR 623,230
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 580,000 EUR 658,376
1,281,606
India 4.1%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 7,117,811
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,353,438
Senior Note , 7.1% , 4/18/29 ....... 314,770,000 INR 3,389,698
12,860,947
Ivory Coast 0.5%
c
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.875% , 10/17/40 957,000 EUR 1,043,006
Senior Bond , 144A, 6.625% , 3/22/48 650,000 EUR 651,895
1,694,901
Kazakhstan 3.2%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 27,100,000 KZT 55,903
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 704,301
10.4% , 4/12/28 ................ 225,400,000 KZT 427,290
15.3% , 3/03/29 ................ 833,280,000 KZT 1,720,251
10.55% , 7/28/29 ................ 54,200,000 KZT 98,896
11% , 2/04/30 .................. 127,900,000 KZT 234,248
12% , 3/07/30 .................. 265,690,000 KZT 501,380
12% , 2/22/31 .................. 354,290,000 KZT 659,664
10.3% , 3/17/31 ................ 1,747,020,000 KZT 3,046,656
14% , 5/12/31 .................. 326,279,000 KZT 652,077
Senior Bond , 5% , 4/18/28 ........ 207,450,000 KZT 354,806
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 648,439

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Kazakhstan (continued)
Kazakhstan MEUKAM, (continued)
Senior Bond , 7.68% , 8/13/29 ...... 626,150,000 KZT $ 1,049,039
10,152,950
Kenya 2.1%
c
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 6,490,000 6,669,206
Laos 0.9%
c
Laos Government Bond , Senior Note ,
144A, 11.25% , 11/12/30 .......... 2,750,000 2,815,312
Nigeria 0.7%
c
Nigeria Government Bond , Senior Bond ,
144A, 10.375% , 12/09/34 ......... 1,860,000 2,134,028
Panama 1.5%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 613,789
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,801,474
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 1,225,204
4,640,467
Rwanda 1.4%
c
Rwanda Government Bond , Senior
Bond , 144A, 5.5% , 8/09/31 ........ 4,800,000 4,308,928
South Africa 4.3%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 79,410,000 ZAR 4,614,848
8.5% , 1/31/37 ................. 16,984,000 ZAR 938,686
9% , 1/31/40 ................... 47,450,000 ZAR 2,636,296
8.75% , 1/31/44 ................ 102,089,300 ZAR 5,470,945
13,660,775
Spain 0.7%
c
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 1,845,000 EUR 2,088,594
Supranational 0.4%
c,f
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 80,300,000 INR 798,855
f
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 34,500,000 INR 364,319
1,163,174
Uruguay 2.3%
g
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 52,651,271 UYU 1,397,730
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 219,413,403 UYU 5,922,911
7,320,641
Total Foreign Government and Agency Securities (Cost $ 107,695,118 ) .............
109,569,353

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
b,d
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ 2,619
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,619
Total Long Term Investments (Cost $ 273,380,950 ) ...............................
287,836,757
Short Term Investments 6.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.7%
Egypt 3.7%
h
Egypt Treasury Bills ,
23 .888% , 4/07/26 ............... 91,550,000 EGP 1,675,986
22 .841% , 4/14/26 ............... 61,225,000 EGP 1,116,914
22 .766% , 6/16/26 ............... 105,350,000 EGP 1,841,647
21 .756% , 6/23/26 ............... 32,325,000 EGP 562,502
22 .42% , 6/30/26 ................ 77,325,000 EGP 1,340,687
22 .451% , 7/07/26 ............... 96,425,000 EGP 1,664,236
21 .661% , 7/14/26 ............... 72,200,000 EGP 1,243,662
21 .61% , 8/18/26 ................ 16,250,000 EGP 273,731
23 .373% , 9/22/26 ............... 80,075,000 EGP 1,319,377
21 .915% , 10/13/26 .............. 34,150,000 EGP 555,369
20 .9% , 1/12/27 ................ 26,525,000 EGP 408,961
12,003,072
Total Foreign Government and Agency Securities (Cost $ 13,409,015 ) ..............
12,003,072
Shares
Money Market Funds 2.3%
United States 2.3%
i,j
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 7,116,225 7,116,225
Total Money Market Funds (Cost $ 7,116,225 ) ...................................
7,116,225
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
i,j
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 290,000 290,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 290,000 ) ...................................................................
290,000
a a a a a
Total Short Term Investments (Cost $ 20,815,240 ) ................................
19,409,297
a a a
Total Investments (Cost $ 294,196,190 ) 97.3% ...................................
$307,246,054
Other Assets, less Liabilities 2.7% .............................................
8,517,511
Net Assets 100.0% ...........................................................
$315,763,565
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at March 31, 2026.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $86,948,892, representing 27.5% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Defaulted security or security for which income has been deemed uncollectible.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
h
The rate shown represents the yield at period end.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 57,121,946 10,257,145 4/02/26 $ 770,577 $ —
Brazilian Real ...... JPHQ Sell 57,121,946 10,895,936 4/02/26 — (131,786)
Columbian Peso .... CITI Sell 8,099,120,000 2,120,694 4/13/26 — (77,343)
Norwegian Krone ... MSCO Buy 18,480,000 1,828,179 4/13/26 80,291 —
Chinese Yuan ...... HSBK Sell 23,329,346 3,362,498 4/15/26 — (28,134)
Japanese Yen ...... BNDP Buy 239,887,530 1,606,533 4/16/26 — (93,005)
Japanese Yen ...... BOFA Buy 1,149,710,460 7,699,770 4/16/26 — (445,873)
Japanese Yen ...... DBAB Buy 1,334,818,260 8,947,942 4/16/26 — (526,139)
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,368,137 4/27/26 — (87,513)
Euro ............. DBAB Sell 1,303,082 15,490,000 NOK 5/12/26 90,239 —
Norwegian Krone ... DBAB Buy 25,371,000 2,490,747 5/12/26 128,836 —
Chinese Yuan ...... JPHQ Sell 11,046,179 1,569,907 5/21/26 — (39,614)
Australian Dollar .... JPHQ Buy 1,807,000 1,276,971 5/26/26 — (31,160)
Chilean Peso ...... HSBK Buy 981,900,000 1,078,478 6/09/26 — (17,679)
Mexican Peso ...... BNDP Buy 12,961,169 696,111 6/10/26 22,643 —
Mexican Peso ...... HSBK Buy 40,807,000 2,191,945 6/10/26 70,984 —
Chilean Peso ...... HSBK Buy 798,100,000 880,837 6/16/26 — (18,619)
Australian Dollar .... DBAB Buy 2,688,000 1,801,719 6/17/26 50,774 —
Australian Dollar .... MSCO Buy 6,160,000 4,126,892 6/17/26 118,404 —
South Korean Won .. DBAB Buy 13,402,810,000 9,096,827 6/17/26 — (167,553)
South Korean Won .. HSBK Buy 8,765,980,000 5,936,598 6/17/26 — (96,491)
Euro ............. JPHQ Buy 1,186,000 1,408,445 6/18/26 — (32,726)
Malaysian Ringgit ... GSCO Buy 37,580,000 9,595,547 6/18/26 — (292,552)
Chilean Peso ...... HSBK Buy 902,400,000 996,620 6/22/26 — (21,733)
Brazilian Real ...... JPHQ Buy 57,121,946 10,675,702 7/02/26 126,653 —
Thai Baht ......... HSBK Sell 56,388,000 1,722,923 7/02/26 80 —
Columbian Peso .... CITI Sell 7,312,378,970 1,893,476 7/14/26 — (50,271)
Columbian Peso .... BNDP Sell 4,209,101,030 1,100,286 7/15/26 — (18,291)
Malaysian Ringgit ... GSCO Buy 40,100,000 9,967,686 7/22/26 — (32,139)
Chinese Yuan ...... MSCO Sell 48,270,000 7,003,508 7/27/26 — (62,030)
Japanese Yen ...... JPHQ Buy 1,477,963,750 9,669,286 7/27/26 — (265,477)
Thai Baht ......... HSBK Sell 40,455,000 1,230,664 8/03/26 — (8,857)
Mexican Peso ...... BNDP Buy 35,665,397 2,045,715 8/31/26 — (82,037)
Mexican Peso ...... HSBK Buy 74,697,516 4,283,360 8/31/26 — (170,638)
South Korean Won .. DBAB Buy 5,990,000,000 4,175,380 9/16/26 — (172,322)
Japanese Yen ...... HSBK Buy 88,900,000 567,248 9/17/26 806 —
Japanese Yen ...... MSCO Buy 79,300,000 505,970 9/17/26 742 —
Mexican Peso ...... CITI Buy 132,090,000 7,256,895 9/24/26 112 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 13 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... HSBK Sell 17,230,000 2,525,726 9/30/26 $ — $ (8,089)
Thai Baht ......... CITI Sell 64,280,000 1,969,031 10/02/26 — (10,829)
Thai Baht ......... HSBK Sell 56,101,000 1,722,919 10/02/26 — (5,023)
Total Forward Exchange Contracts ................................................... $1,461,141 $(2,993,923)
Net unrealized appreciation (depreciation) ............................................ $(1,532,782)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,834,940 BRL $ (171,440) $ — $ (171,440)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (171,185) — (171,185)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 120,684 BRL 142 — 142
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (139,221) — (139,221)
Receive Fixed 14.792% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 15,155,685 BRL 111,656 — 111,656
Receive Fixed 15.09% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 4,466,348 BRL 44,119 — 44,119
Receive Fixed 3.452% . Annual
Pay Floating 1-day
SOFR ............ Annual 11/07/30 2,800,000 (22,971) — (22,971)
Receive Fixed 8.87% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 11/14/31 153,090,000 MXN 274,894 — 274,894
Total Interest Rate Swap Contracts ................................. $(74,006) $ — $(74,006)
*
In U.S. dollars unless otherwise indicated.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Dynamic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $4,620,051 $52,262,274 $(49,766,100) $— $— $7,116,225 7,116,225 $79,579
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $— $4,643,000 $(4,353,000) $— $— $290,000 290,000 $478
Total Affiliated Securities ... $4,620,051 $56,905,274 $(54,119,100) $— $— $7,406,225 $80,057
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Dynamic Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 3,956,253 $ — $ 3,956,253
China ............................... 3,551,860 1,986,880 — 5,538,740
Denmark ............................. — 3,363,766 — 3,363,766
France ............................... — 10,760,864 — 10,760,864
Germany ............................. — 14,282,002 — 14,282,002
Hong Kong ........................... — 2,192,731 — 2,192,731
Japan ............................... — 4,519,307 — 4,519,307
Netherlands ........................... — 2,705,101 — 2,705,101
South Korea .......................... — 2,943,801 — 2,943,801
Taiwan ............................... — 5,685,134 — 5,685,134
United Kingdom ........................ 3,349,094 15,335,332 — 18,684,426
United States .......................... 43,484,678 13,710,504 — 57,195,182
Equity-Linked Securities ................... — 46,437,478 — 46,437,478
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 109,569,353 — 109,569,353
Escrows and Litigation Trusts ............... — — 2,619 2,619
Short Term Investments ................... 7,406,225 12,003,072 — 19,409,297
Total Investments in Securities ........... $57,791,857 $249,451,578
c
$2,619 $307,246,054
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,461,141 $— $1,461,141
Swap Contracts ......................... — 430,811 — 430,811
Total Other Financial Instruments ......... $— $1,891,952 $— $1,891,952
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,993,923 $— $2,993,923
Swap Contracts ......................... — 504,817 — 504,817
Total Other Financial Instruments ......... $— $3,498,740 $— $3,498,740
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $81,441,675, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NOK
Norwegian Krone
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TIIEOIS
Interbank Equilibrium Interest Rate Overnight
Index Swaps
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.65%
1-day SOFR ........................ 3.68%
1-day TIIEOIS ....................... 6.94%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.